Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Schedule of Discontinued Operations

The results of discontinued operations of Tiandihui for the years ended December 31, 2024, 2023 and 2022 are as follows:

	For the Years Ended December 31,
	2024	2023	2022
Revenue	$-	$-	$159
Cost of revenues	-	-	(5,260)
Gross profit	-	-	(5,101)
Operating expenses	-	(138,263)	(140,073)
Loss from discontinued operations	-	(138,263)	(145,174)
Other expense, net	-	(14,957,284)	(193,880)
(Loss) income before tax	-	(15,095,547)	(339,054)
Net loss from discontinued operations	$-	$(15,095,547)	$(339,054)

The results of discontinued operations of the Company’s restaurant business for the years ended December 31, 2024, 2023 and 2022 are as follows:

	For the Years Ended December 31,
	2024	2023	2022
Revenue	$1,272,666	$3,175,055	$3,074,166
Cost of revenues	(885,395)	(2,145,239)	(1,945,906)
Gross profit	387,271	1,029,816	1,128,260
Operating expenses	(1,094,854)	(1,214,449)	(1,136,114)
Loss from discontinued operations of Far Lings and Bo Lings	(707,583)	(184,633)	(7,854)
Other income, net	1,282,832	31,579	59,284
Income (loss) before tax	575,249	(153,054)	51,430
Net income (loss) from discontinued operations of Far Lings and Bo Lings	$575,249	$(153,054)	$51,430